RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 4 — Related Party Transactions

A shareholder of the Company made an advance of $23,000 during the three months ended March 31, 2013 for working capital purposes. The advance is due on demand, non-interest bearing, and classified within related party advances in the accompanying condensed consolidated balance sheet as of March 31, 2013.

The Company paid consulting fees to certain shareholders and directors of the Company that amounted to $70,000, $59,913 and $732,056 for the three months ended March 31, 2013 and 2012 and for the period from inception (November 25, 2009) through March 31, 2013, respectively. Accounts payable to these shareholders was $7,802 and $0 as of March 31, 2013 and December 31, 2012, respectively.

The Company incurred interest expense with related parties of $4,458, $1,688 and $28,694 for the three months ended March 31, 2013 and 2012 and for the period from inception (November 25, 2009) through March 31, 2013, respectively. The Company has accrued interest on related party notes payable of $28,694 and $24,236 recorded within accrued liabilities in the accompanying condensed consolidated balance sheets as of March 31, 2013 and December 31, 2012, respectively.

The shareholder associated with the $2,000,000 financing agreement discussed within Note 5 overpaid the Company $16,559 when making the final payment on the stock subscription in January 2013. Additionally, this shareholder paid for $10,514 of legal expenses on behalf of the Company. The total of these two transactions, $27,073, is included within accounts payable — related party in the accompanying balance sheet as of March 31, 2013.

NOTE 7 — RELATED PARTY TRANSACTIONS

In accordance with the Exchange Transaction, the Echo LLC Member received 52,500,000 shares of Company common stock, representing 70% of the issued and outstanding common stock of the Company. Jason Plotke is the Chief Executive Officer and Chairman of the Echo LLC Member and William D. Kennedy is the Chief Financial Officer and Secretary of the Echo LLC Member.

In conjunction with the Exchange Agreement, no interest, demand advances were made by the former CEO of Canterbury totaling $91,761 and other legal, accounting, and transaction services of $97,693 related to the Exchange Agreement that were paid for by stockholders of the Company. During December 2012, the demand advances were forgiven by the former CEO of Canterbury. The Company wrote off the advances and treated the extinguishment of the obligations as an equity contribution with an increase to additional paid in capital. The transaction services of $97,693 related to expenses paid for by stockholders of the Company is included within stock subscription in the accompanying balance sheet as of December 31, 2012.

The immediate family of one of the members of Echo LLC made an advance of $100,000 during the fourth quarter of fiscal year 2012 for working capital purposes. The advance is due on demand, non-interest bearing, and classified within related party advance in the accompanying balance sheet as of December 31, 2012.

During the year ended December 31, 2012, the Company received non-interest bearing advances from stockholders of the Company totaling $159,250. The Company repaid the advances in full with proceeds received from the $2,000,000 financing agreement described in Note 10.

The Company paid consulting fees to certain owners of the Company that amounted to $462,791 and $188,265 for the years ended December 31, 2012 and 2011 and $662,056 for the period from inception (November 25, 2009) through December 31, 2012.

As noted above within Note 12 the Company has employment contracts with certain employees.

The Company also has a consulting agreement with RouteCloud which has related ownership to its Chief Executive Officer. The Company has entered into certain transactions in the normal course of business with RouteCloud and has recognized revenue for consulting related to these transactions of $0 and $0 for the years ended December 31, 2012 and 2011, respectively and $47,100 for the period from inception (November 25, 2009) through December 31, 2012.

See Note 8 for additional discussion on related party notes payable agreements.